Income Taxes (Details Textual) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016	Nov. 04, 2016
Integrated Surgical Systems, Inc [Member]
Income Taxes [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	56.70%	56.70%	56.70%
Federal [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 4.1	$ 1.5